RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Convertible Notes Payable			$ 0	$ 128,746
Accounts Payable, Related Parties, Current			0	266,877
Consulting Fees				50,000
Increase (Decrease) In Accounts Payable, Related Parties	0	(187,673)	(266,877)	266,877
Shareholders [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable, Current				52,176
Chad M Carpenter [Member]
Related Party Transaction [Line Items]
Convertible Notes Payable				252,176
Notes Payable			415,315
Increase (Decrease) In Accounts Payable, Related Parties			148,438
Convertible Notes Payable, Current			$ 652,176